Cat Financial Financing Activities (Details 2) (Finance Receivables, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Contractual maturities of outstanding finance receivables
2014	$ 8,966
2015	6,073
2016	4,143
2017	2,646
2018	1,070
Thereafter	1,235
Total amounts due	24,133
Guaranteed Residual value	354
Unguaranteed Residual value	486
Less: Unearned Income	(912)
Total Finance Receivables	24,061	23,308	19,980
Retail Installment Contracts
Contractual maturities of outstanding finance receivables
2014	2,105
2015	1,627
2016	1,093
2017	590
2018	198
Thereafter	26
Total amounts due	5,639
Guaranteed Residual value	0
Unguaranteed Residual value	0
Less: Unearned Income	(93)
Total Finance Receivables	5,546
Retail finance leases
Contractual maturities of outstanding finance receivables
2014	3,234
2015	2,183
2016	1,292
2017	581
2018	203
Thereafter	139
Total amounts due	7,632
Guaranteed Residual value	354
Unguaranteed Residual value	486
Less: Unearned Income	(730)
Total Finance Receivables	7,742
Retail Notes
Contractual maturities of outstanding finance receivables
2014	3,627
2015	2,263
2016	1,758
2017	1,475
2018	669
Thereafter	1,070
Total amounts due	10,862
Guaranteed Residual value	0
Unguaranteed Residual value	0
Less: Unearned Income	(89)
Total Finance Receivables	$ 10,773